CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of comprehensive income [abstract]
Net income	$ 650	$ 806	$ 574
Items that will not be reclassified subsequently to profit or loss:
Revaluation of property, plant and equipment	719	462	418
Marketable securities	47	(47)	5
Unrealized actuarial (losses) gains	(6)	28	8
Taxes on the above items	(148)	(100)	(206)
Share of income from investments in associates and joint ventures	108	117	259
Other comprehensive income that will not be reclassified to profit or loss, net of tax	720	460	484
Items that may be reclassified subsequently to profit or loss:
Foreign currency translation	64	(1,577)	38
Cash flow hedge	(33)	(71)	137
Net investment hedge	(113)	97	(266)
Taxes on the above items	6	3	6
Share of (losses) income from investments in associates and joint ventures	(54)	143	(76)
Other comprehensive income that will be reclassified to profit or loss, net of tax	(130)	(1,405)	(161)
Total other comprehensive income (loss)	590	(945)	323
Comprehensive income (loss)	1,240	(139)	897
Attributable to:
Limited partners	298	(13)	139
General partner	160	137	112
Non-controlling interest attributable to:
Redeemable Partnership Units held by Brookfield	125	(6)	57
Exchange LP Units	1	4	0
Interest of others in operating subsidiaries	$ 656	$ (261)	$ 589